CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIENCY (Unaudited) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Balances, beginning		$ (1,348,045)
Balances, beginning, shares		12,107,646
Contribution of Common Stock to 401K Plan		72,500
Stock option expense		69,374
Sale of Common Stock		265,000
Stock grant to consultant		6,750
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees		300,000
Sale of Common Stock under Old Standby Equity Distribution Agreement (Old SEDA)		165,000
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA)		70,000
Stock options exercised by officers		187,500
Adjustments for noncontrolling interests in Omagine LLC		154,356
Net Loss	(337,462)	(1,290,313)
Balances, ending	(1,411,806)	(1,411,806)
Balances, ending, shares	12,910,045	12,910,045
Common Stock
Balances, beginning		12,108
Balances, beginning, shares		12,107,646
Contribution of Common Stock to 401K Plan		52
Contribution of Common Stock to 401K Plan, shares		51,784
Stock option expense
Sale of Common Stock		131
Stock grant to consultant		15
Stock grant to consultant, shares		15,000
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees		244
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees, shares		244,216
Sale of Common Stock under Old Standby Equity Distribution Agreement (Old SEDA)		193
Sale of Common Stock under Old Standby Equity Distribution Agreement(Old SEDA),shares		193,442
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA)		18
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA), shares		17,519
Stock options exercised by officers		150
Stock options exercised by officers, shares		150,000
Adjustments for noncontrolling interests in Omagine LLC
Net Loss
Balances, ending	12,911	12,911
Balances, ending, shares	12,910,045	12,910,045
Capital in Excess of Par Value
Balances, beginning		18,913,269
Contribution of Common Stock to 401K Plan		72,448
Stock option expense		69,374
Sale of Common Stock		264,869
Stock grant to consultant		6,735
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees		299,756
Sale of Common Stock under Old Standby Equity Distribution Agreement (Old SEDA)		164,807
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA)		69,982
Stock options exercised by officers		187,350
Adjustments for noncontrolling interests in Omagine LLC		90,428
Net Loss
Balances, ending	20,139,018	20,139,018
Deficit
Balances, beginning		(20,273,422)
Contribution of Common Stock to 401K Plan
Stock option expense
Sale of Common Stock
Stock grant to consultant
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees
Sale of Common Stock under Old Standby Equity Distribution Agreement (Old SEDA)
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA)
Stock options exercised by officers
Adjustments for noncontrolling interests in Omagine LLC		0
Net Loss		(1,290,313)
Balances, ending	(21,563,735)	(21,563,735)
Noncontrolling interests in Omagine LLC
Balances, beginning
Contribution of Common Stock to 401K Plan
Stock option expense
Sale of Common Stock
Stock grant to consultant
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees
Sale of Common Stock under Old Standby Equity Distribution Agreement (Old SEDA)
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA)
Stock options exercised by officers
Adjustments for noncontrolling interests in Omagine LLC		63,928
Net Loss
Balances, ending	$ 63,928	$ 63,928